FAIR VALUE MEASUREMENT (Assets and Liabilities Measured or Disclosed At Fair Value) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	¥ 274,140		¥ 378,908		$ 39,872	$ 58,237
Fair Value, Measured on Non Recurring Basis, Gain Loss Included in Earnings	149,896	$ 21,801
Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value			0			0
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	0		54,550		0
Fair Value, Measurements, Recurring [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	0		2,384		0
Fair Value, Measurements, Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Fair Value, Measurements, Recurring [Member] | Available-for-sale Securities [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0		733		0
Fair Value, Measurements, Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	0		54,550		0
Fair Value, Measurements, Recurring [Member] | Contingent consideration payable [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	0		2,384		0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	198,391		100,000		28,854	15,370
Long-term investments	98,391	14,310		$ 0
Liabilities measured at fair value | $						8,384
Fair Value, Measurements, Nonrecurring [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			29,514			4,537
Liabilities measured at fair value | $						366
Fair Value, Measurements, Nonrecurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments | $						0
Fair Value, Measurements, Nonrecurring [Member] | Available-for-sale Securities [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments | $						113
Fair Value, Measurements, Nonrecurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value | $						8,384
Fair Value, Measurements, Nonrecurring [Member] | Contingent consideration payable [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value | $						366
Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments	149,896	$ 21,801	28,781	$ 4,424
Targeted Asset Management Plan [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	100,000		100,000		14,544
Targeted Asset Management Plan [Member] | Fair Value, Measurements, Recurring [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Targeted Asset Management Plan [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments | $						15,370
Targeted Asset Management Plan [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments | $						0
Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	246,560		289,304		35,861	44,465
Fixed-rate investments [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents			0			0
Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	27,580		89,604		4,011	13,772
Adjustable-rate investments [Member] | Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents			0			$ 0
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value			0
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value			0
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value			0
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	98,391		0
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments	98,391		0
Quoted prices in active markets for identical assets (Level 1) [Member] | Targeted Asset Management Plan [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Quoted prices in active markets for identical assets (Level 1) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents			0
Quoted prices in active markets for identical assets (Level 1) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents			0
Significant other observable inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	274,140		378,908
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value			0
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value			0
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	100,000		100,000
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments			0
Significant other observable inputs (Level 2) [Member] | Targeted Asset Management Plan [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	100,000		100,000
Significant other observable inputs (Level 2) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	246,560		289,304
Significant other observable inputs (Level 2) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	27,580		89,604
Significant unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value			0
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	0		54,550
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	0		54,550
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments			0
Significant unobservable inputs (Level 3) [Member] | Targeted Asset Management Plan [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments			0
Significant unobservable inputs (Level 3) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents			0
Significant unobservable inputs (Level 3) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents			¥ 0